LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Lease arrangements remaining term		9 years
Operating lease right-of-use		$ 18,802	$ 20,958
Rent expense	$ 2,396
Israeli [Member]
Operating lease right-of-use		$ 15,900